Summary of Significant Accounting Policies - Schedule of Group’s Revenues Disaggregated by Business Line (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues disaggregated	¥ 2,725,592	$ 380,478	¥ 3,795,331	¥ 3,081,381
Financial literacy courses [Member]
Disaggregation of Revenue [Line Items]
Revenues disaggregated	881,370		1,307,365	1,874,627
Skills upgrading courses [Member]
Disaggregation of Revenue [Line Items]
Revenues disaggregated	1,039,636		1,661,791	721,252
Recreation and leisure courses [Member]
Disaggregation of Revenue [Line Items]
Revenues disaggregated	313,449		395,118	138,998
Subtotal [Member]
Disaggregation of Revenue [Line Items]
Revenues disaggregated	2,234,455		3,364,274	2,734,877
Consumer business [Member]
Disaggregation of Revenue [Line Items]
Revenues disaggregated	213,203		173,961	4,816
Enterprise services [Member]
Disaggregation of Revenue [Line Items]
Revenues disaggregated	187,253		247,732	340,934
Pop toy business [Member]
Disaggregation of Revenue [Line Items]
Revenues disaggregated	65,781
Others [Member]
Disaggregation of Revenue [Line Items]
Revenues disaggregated	¥ 24,900		¥ 9,364	¥ 754